GOING CONCERN UNCERTAINITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 5,269		$ 36,619	$ 757
Assets, Current	228,264		231,280	757
Liabilities, Current	5,528,868		5,992,412	4,373,037
Retained Earnings (Accumulated Deficit)	11,674,622		11,177,216	7,776,354
Net Cash Provided by (Used in) Operating Activities	$ 195,848	$ 59,737	$ 493,003	$ 131,453